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                                                    Filed pursuant to Rule: 497j
                                                    Registration Nos.: 2-96484
                                                                      811-4258



                                VALUE LINE, INC.

                              220 East 42nd Street
                         New York, New York 10017-5891
                  Phone: (212) 907-1500 / Fax: (212) 818-9747



                                                               September 4, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re:     Value Line Convertible Fund, Inc.
                File #2-96484 and 811-4258
                Rule 497(j)
                -----------------------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.


                                                Very truly yours,


                                                /s/ Peter D. Lowenstein
                                                ------------------------------
                                                Peter D. Lowenstein
                                                Legal Counsel


PDL:psp